RETIREMENT-RELATED BENEFITS - All Retirement Plans Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Retirement-Related Benefits
Total retirement-related benefits net periodic cost	$ 2,003	$ 2,572	$ 1,974
U.S.
Retirement-Related Benefits
Total retirement-related benefits net periodic cost	527	654	115
Non-U.S.
Retirement-Related Benefits
Total retirement-related benefits net periodic cost	1,475	1,918	1,859
IBM 401(k) Plus Plan
Retirement-Related Benefits
Total defined contribution plans cost	626	676	713
Non-US Pension Plans
Retirement-Related Benefits
Total defined contribution plans cost	420	442	526
IBM 401(k) Plus Plan and Non-U.S. Defined Contribution Plans
Retirement-Related Benefits
Total defined contribution plans cost	1,046	1,117	1,239
IBM Excess 401(k) Plus Plan
Retirement-Related Benefits
Total defined contribution plans cost	24	21	14
U.S. Pension Plans
Retirement-Related Benefits
Total defined contribution plans cost	650	697	727
Pension Plans
Retirement-Related Benefits
Total defined contribution plans cost	1,070	1,138	1,253
Personal Pension Plan (PPP)
Retirement-Related Benefits
Total defined benefit plans (income)/cost	(334)	(284)	(833)
Non-US Pension Plans
Retirement-Related Benefits
Total defined benefit plans (income)/cost	1,039	1,421	1,267
PPP and Non-U.S. Defined Benefit Pension Plans
Retirement-Related Benefits
Total defined benefit plans (income)/cost	705	1,137	434
Retention Plan
Retirement-Related Benefits
Total defined benefit plans (income)/cost	17	23	15
U.S. Pension Plans
Retirement-Related Benefits
Total defined benefit plans (income)/cost	(317)	(261)	(818)
Pension Plans
Retirement-Related Benefits
Total defined benefit plans (income)/cost	722	1,160	449
U.S. Nonpension Postretirement Benefit Plans
Retirement-Related Benefits
Total defined benefit plans (income)/cost	195	218	206
Non-U.S. Nonpension Postretirement Benefit Plans
Retirement-Related Benefits
Total defined benefit plans (income)/cost	16	55	66
Nonpension Postretirement Plans
Retirement-Related Benefits
Total defined benefit plans (income)/cost	$ 211	$ 273	$ 272